Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	December 2012
Distribution Date	01/15/13
Transaction Month	6
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:	$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%	July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%	January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%	September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%	March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%	March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%	October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$101,607,945.06	0.2979705	$58,304,503.08	0.1709809	$43,303,441.99
Class A-2 Notes	$390,000,000.00	1.0000000	$390,000,000.00	1.0000000	$-
Class A-3 Notes	$469,000,000.00	1.0000000	$469,000,000.00	1.0000000	$-
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$1,212,837,945.06	0.8351556	$1,169,534,503.08	0.8053370	$43,303,441.99

Weighted Avg. Coupon (WAC)	4.46%		4.46%
Weighted Avg. Remaining Maturity (WARM)	49.16		48.31
Pool Receivables Balance	$1,285,560,004.99		$1,239,331,250.78
Remaining Number of Receivables	79,552		78,274

Adjusted Pool Balance	$1,263,372,859.44		$1,218,265,107.37

III. COLLECTIONS

Principal:
Principal Collections	$44,778,015.59
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$769,807.07
Total Principal Collections	$45,547,822.66

Interest:
Interest Collections	$4,589,011.16
Late Fees & Other Charges	$67,312.16
Interest on Repurchase Principal	$-
Total Interest Collections	$4,656,323.32

Collection Account Interest	$5,112.99
Reserve Account Interest	$876.03
Servicer Advances	$-

Total Collections	$50,210,135.00

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	December 2012
Distribution Date	01/15/13
Transaction Month	6
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$50,210,135.00
Reserve Account Available					$7,478,006.60
Total Available for Distribution					$57,688,141.60
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,071,300.00		$1,071,300.00	$1,071,300.00
Collection Account Interest					$5,112.99
Late Fees & Other Charges					$67,312.16
Total due to Servicer					$1,143,725.15

2. Class A Noteholders Interest:
Class A-1 Notes		$23,970.84		$23,970.84
Class A-2 Notes		$175,500.00		$175,500.00
Class A-3 Notes		$242,316.67		$242,316.67
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$564,597.01		$564,597.01	$564,597.01

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$48,400,504.26

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$43,303,441.99

		Distributable Amount		Paid Amount
Class A-1 Notes				$43,303,441.99
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$43,303,441.99		$43,303,441.99
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$43,303,441.99

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					5,097,062.27

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$22,187,145.55
Beginning Period Amount	$22,187,145.55
Current Period Amortization	$1,121,002.14
Ending Period Required Amount	$21,066,143.41
Ending Period Amount	$21,066,143.41
Next Distribution Date Amount	$19,976,509.79

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	December 2012
Distribution Date	01/15/13
Transaction Month	6
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

 VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$50,534,914.38	$48,730,604.29	$48,730,604.29
Overcollateralization as a % of Original Adjusted Pool	3.38%	3.26%	3.26%
Overcollateralization as a % of Current Adjusted Pool	4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.91%	77,420	98.60%	$1,222,020,046.56
30 - 60 Days	0.88%	691	1.13%	$13,968,534.92
61 - 90 Days	0.16%	122	0.20%	$2,466,357.45
91 + Days	0.05%	41	0.07%	$876,311.85
		78,274		$1,239,331,250.78
Total
Delinquent Receivables 61 + days past due	0.21%	163	0.27%	$3,342,669.30
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.18%	142	0.24%	$3,025,239.03
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.12%	100	0.17%	$2,203,593.36
Three-Month Average Delinquency Ratio	0.17%		0.22%

Repossession in Current Period		61		$1,302,016.12
Repossession Inventory		82		$1,078,187.62

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,450,738.62
Recoveries				$(769,807.07)
Net Charge-offs for Current Period				$680,931.55

Beginning Pool Balance for Current Period				$1,285,560,004.99

Net Loss Ratio				0.64%
Net Loss Ratio for 1st Preceding Collection Period				0.78%
Net Loss Ratio for 2nd Preceding Collection Period				0.46%
Three-Month Average Net Loss Ratio for Current Period				0.62%

Cumulative Net Losses for All Periods				$2,539,376.76
Cumulative Net Losses as a % of Initial Pool Balance				0.17%

Principal Balance of Extensions				$8,116,039.77
Number of Extensions				393

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